Consolidated Statements of Changes in Shareholder's Equity - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 365	$ 0	$ 0	$ 698,463	$ 13,498	$ 227	$ 712,553
Beginning balance,shares at Dec. 31, 2021	36,464,109	43,592
Stock-based compensation expense (Note 17)	$ 5	$ 0	0	10,099	0	0	10,104
Stock-based compensation expense (Note 17), shares	586,819
Cancellation of Class A common shares (Note 16)	$ (11)	0	0	(20,000)	0	0	(20,011)
Cancellation of Class A common shares (Note 16), shares	(1,060,640)
Other comprehensive loss	$ 0	0	0	0	0	31,253	31,253
Net Income for the year	0	0	0	0	292,925	0	292,925
Series B Preferred Shares dividend (Note 16)	0	0	0	0	(9,536)	0	(9,536)
Issuance of Series B Preferred shares, net of offering costs (Note 16)	0	0	0	(300)	0	0	(300)
Class A common shares dividend (Note 16)	0	0	0	0	(50,497)	0	(50,497)
Ending balance, value at Dec. 31, 2022	$ 359	$ 0	$ 0	688,262	246,390	31,480	966,491
Ending balance,shares at Dec. 31, 2022	35,990,288	43,592	0
Stock-based compensation expense (Note 17)	$ 5	$ 0	$ 0	10,184	0	0	10,189
Stock-based compensation expense (Note 17), shares	440,698
Cancellation of Class A common shares (Note 16)	$ (13)	0	0	(21,956)	0	0	(21,969)
Cancellation of Class A common shares (Note 16), shares	(1,242,663)
Other comprehensive loss	$ 0	0	0	0	0	(12,140)	(12,140)
Net Income for the year	0	0	0	0	304,500	0	304,500
Series B Preferred Shares dividend (Note 16)	0	0	0	0	(9,536)	0	(9,536)
Issuance of Series B Preferred shares, net of offering costs (Note 16)	0	0	0	102	0	0	102
Class A common shares dividend (Note 16)	0	0	0	0	(53,249)	0	(53,249)
Ending balance, value at Dec. 31, 2023	$ 351	$ 0	$ 0	676,592	488,105	19,340	1,184,388
Ending balance,shares at Dec. 31, 2023	35,188,323	43,592	0
Stock-based compensation expense (Note 17)	$ 6	$ 0	$ 0	8,698	0	0	8,704
Stock-based compensation expense (Note 17), shares	483,713
Cancellation of Class A common shares (Note 16)	$ (2)	0	0	(4,992)	0	0	(4,994)
Cancellation of Class A common shares (Note 16), shares	(251,772)
Other comprehensive loss	$ 0	0	0	0	0	(10,716)	(10,716)
Net Income for the year	0	0	0	0	353,628	0	353,628
Series B Preferred Shares dividend (Note 16)	0	0	0	0	(9,536)	0	(9,536)
Class A common shares dividend (Note 16)	0	0	0	0	(58,438)	0	(58,438)
Issuance of Class A common shares, net of offering costs (Note 17)	$ 0	0	0	445	0	0	445
Issuance of Class A common shares, net of offering costs (Notes 16 and 17), shares	27,106
Ending balance, value at Dec. 31, 2024	$ 355	$ 0	$ 0	$ 680,743	$ 773,759	$ 8,624	$ 1,463,481
Ending balance,shares at Dec. 31, 2024	35,447,370	43,592	0